FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Capital Management (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 4,358,276,000	R$ 2,273,834,000	R$ 6,448,483,000	R$ 5,762,081,000
Financial Investments	1,148,000	1,016,000
Accounts receivable - FIDC	208,194,000	158,259,000
Judicial deposit related to an acquisition		522,297,000
Loans, financing, debentures, leases and contingent consideration	(18,737,227,000)	(19,301,796,000)	(16,933,978,000)
Derivative transactions, net	(9,415,000)	(6,118,000)
Net equity	R$ 69,627,320,000	R$ 68,455,847,000	R$ 70,006,196,000	R$ 69,556,764,000
Net debt-to-equity ratio	20.36%	23.89%
Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net debt	R$ (14,179,024,000)	R$ (16,352,508,000)
Net equity	R$ 69,627,320,000	R$ 68,455,847,000